Pioneer Solutions – Balanced Fund

Schedule of Investments | April 30, 2019

Ticker Symbols:
Class A PIALX
Class C PIDCX
Class R BALRX
Class Y IMOYX

Schedule of Investments | 4/30/19 (unaudited)

Shares		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Value
	AFFILIATED ISSUERS - 99.9%*
	MUTUAL FUNDS - 99.9%
326,534	Pioneer Bond Fund Class K	$177,914	$93,538	$–	$249,769	$3,134,729
1,247,529	Pioneer Core Equity Fund Class K	(2,986,572)	(2,500,595)	4,811,818	346,284	23,802,844
5	Pioneer Dynamic Credit Fund Class Y	(453,116)	327,851	–	181,590	42
586,959	Pioneer Equity Income Fund Class K	(18,511)	1,048,300	325,258	264,559	20,473,116
6,157,645	Pioneer Flexible Opportunities Fund Class K	127	(8,620,501)	6,826,157	594,273	74,076,464
10	Pioneer Floating Rate Fund Class Y	(132,536)	4,451	–	108,172	69
363,805	Pioneer Fund Class Y	(254,878)	707,701	743,068	65,725	10,637,655
191,747	Pioneer Fundamental Growth Fund Class K	7,921	470,069	–	–	4,818,602
3,442,215	Pioneer Global Equity Fund Class K	260,810	(6,292,667)	4,037,865	522,108	49,189,250
1,554,404	Pioneer ILS Interval Fund	–	(1,818,653)	–	861,451	13,414,508
2,523,580	Pioneer International Equity Fund Class Y	2,052,639	(11,253,061)	2,027,342	1,507,086	53,424,197
11,038,892	Pioneer Multi-Asset Income Fund Class K	(200,834)	(4,732,255)	–	5,389,056	126,395,318
2,410,293	Pioneer Multi-Asset Ultrashort Income Fund Class K	(256,890)	88,783	–	942,392	23,958,310
4,244,589	Pioneer Strategic Income Fund Class K	(388,999)	1,254,099	–	638,201	45,119,979
	Other affiliated securities not held at period end	(1,832,015)	(23,042)	953,751	16,762	–
	TOTAL INVESTMENTS IN AFFILIATED ISSUERS - 99.9%
	(Cost $443,848,230)	$(4,024,940)	$(31,245,982)	$19,725,259	$11,687,428	$448,445,083
	OTHER ASSETS AND LIABILITIES - 0.1%					$245,218
	TOTAL NET ASSETS - 100.0%					$448,690,301

* Affiliated funds managed by Amundi Pioneer Asset Management, Inc., (the "Adviser").

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$435,030,575	$13,414,508	$–	$448,445,083
Total	$435,030,575	$13,414,508	$–	$448,445,083

During the nine months ended April 30, 2019, there were no transfers between Levels 1, 2 and 3.